Taxation - Component of Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current tax expenses		¥ 639	¥ 12,839	¥ 15,571
Deferred tax recovery	$ (3,972)	(27,649)	(28,004)	(11,296)
Income tax expenses/(benefit)	$ (3,880)	¥ (27,010)	¥ (15,165)	¥ 4,275